Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
[custom:PropertyAndEquipment]
	December 31, 2018	December 31, 2017
Vehicles	$29,598	$29,598
Furniture and equipment	41,422	42,538
Personal computers	17,901	2,379
	88,921	74,515
Less: accumulated depreciation	54,641	38,834
Total	$34,280	$35,681